UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06128)

Exact name of registrant as specified in charter: Putnam New Opportunities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2009

Date of reporting period: September 30, 2008

Item 1. Schedule of Investments:

Putnam New Opportunities Fund
The fund's portfolio
9/30/08 (Unaudited)

COMMON STOCKS (99.8%)(a)
	Shares	Value

Aerospace and Defense (2.6%)
Boeing Co. (The)	546,651	$31,350,435
General Dynamics Corp.	97,400	7,170,588
Lockheed Martin Corp.	150,000	16,450,500
Raytheon Co. (S)	282,300	15,105,873
		70,077,396

Banking (0.9%)
Northern Trust Corp. (S)	235,600	17,010,320
Sovereign Bancorp, Inc. (S)	1,081,000	4,269,950
Umpqua Holdings Corp. (S)	186,200	2,739,002
		24,019,272

Beverage (1.1%)
PepsiCo, Inc.	386,516	27,546,995
Tsingtao Brewery Co., Ltd. ADR (China)	128,700	2,187,900
		29,734,895

Biotechnology (2.9%)
American Oriental Bioengineering, Inc. (China) (NON)	729,900	4,737,051
Applied Biosystems, Inc.	180,600	6,185,550
eResearch Technology, Inc. (NON) (S)	265,480	3,161,867
Genentech, Inc. (NON)	78,700	6,979,116
Genzyme Corp. (NON)	191,859	15,519,475
Gilead Sciences, Inc. (NON) (S)	687,700	31,345,366
Illumina, Inc. (NON) (S)	133,000	5,390,490
Invitrogen Corp. (NON) (S)	136,000	5,140,800
		78,459,715

Building Materials (0.2%)
Stanley Works (The) (S)	122,400	5,108,976

Chemicals (3.9%)
Airgas, Inc. (S)	83,700	4,155,705
Celanese Corp. Ser. A	493,600	13,776,376
CF Industries Holdings, Inc. (S)	41,100	3,759,006
FMC Corp.	88,200	4,532,598
Monsanto Co.	395,324	39,129,170
Mosaic Co. (The)	147,692	10,046,010
Potash Corp. of Saskatchewan (Canada)	59,000	7,788,590
Sigma-Adrich Corp.	262,318	13,750,710
Terra Industries, Inc.	287,910	8,464,554
		105,402,719

Coal (0.6%)
Alpha Natural Resources, Inc. (NON)	126,700	6,516,181
Massey Energy Co. (S)	247,382	8,824,116
		15,340,297

Commercial and Consumer Services (1.6%)
Alliance Data Systems Corp. (NON) (S)	124,900	7,916,162
Chemed Corp. (S)	71,800	2,948,108
EZCORP, Inc. Class A (NON)	291,192	5,474,410
Navigant Consulting, Inc. (NON) (S)	336,400	6,690,996
Net 1 UEPS Technologies, Inc. (South Africa) (NON)	189,900	4,240,467
Priceline.com, Inc. (NON) (S)	172,490	11,803,491
Visa, Inc. Class A (S)	69,170	4,246,346
		43,319,980

Communications Equipment (4.6%)
Cisco Systems, Inc. (NON) (S)	2,322,415	52,393,682
F5 Networks, Inc. (NON)	328,124	7,671,539
Harris Corp.	93,200	4,305,840
Juniper Networks, Inc. (NON) (S)	990,100	20,861,407
Qualcomm, Inc. (S)	831,100	35,712,367
Tekelec (NON)	286,000	4,001,140
		124,945,975

Computers (7.5%)
Apple Computer, Inc. (NON)	515,529	58,595,026
EMC Corp. (NON)	619,300	7,406,828
Hewlett-Packard Co. (S)	1,314,283	60,772,446
IBM Corp.	527,544	61,701,546
Integral Systems, Inc. (NON) (S)	172,800	3,589,056
Nuance Communications, Inc. (NON) (S)	178,600	2,177,134
Seagate Technology (Cayman Islands) (S)	302,700	3,668,724
Teradata Corp. (NON)	161,600	3,151,200
Xyratex, Ltd. (Bermuda) (NON)	154,900	1,724,037
		202,785,997

Conglomerates (1.0%)
Honeywell International, Inc.	473,220	19,662,291
Walter Industries, Inc.	141,200	6,699,940
		26,362,231

Consumer (0.2%)
Black & Decker Manufacturing Co. (S)	80,600	4,896,450

Consumer Goods (3.4%)
Church & Dwight Co., Inc. (S)	316,600	19,657,694
Colgate-Palmolive Co.	385,500	29,047,425
Procter & Gamble Co. (The)	624,302	43,507,606
		92,212,725

Consumer Services (0.2%)
Sapient Corp. (NON)	643,800	4,783,434

Electric Utilities (1.1%)
DPL, Inc. (S)	202,700	5,026,960
Edison International	252,600	10,078,740
Exelon Corp.	245,556	15,376,717
		30,482,417

Electrical Equipment (1.3%)
Emerson Electric Co.	658,000	26,839,820
GrafTech International, Ltd. (NON) (S)	246,800	3,729,148
Insteel Industries, Inc. (S)	244,400	3,321,396
		33,890,364

Electronics (4.4%)
Altera Corp. (S)	938,013	19,398,109
Analog Devices, Inc.	542,900	14,305,415
ARM Holdings PLC ADR (United Kingdom)	852,165	4,431,258
Celestica, Inc. (Canada) (NON)	645,200	4,155,088
Intel Corp.	2,425,663	45,432,668
Intermec, Inc. (NON)	296,300	5,819,332
Jabil Circuit, Inc.	413,800	3,947,652
Marvell Technology Group, Ltd. (Bermuda) (NON)	303,000	2,817,900
Multi-Fineline Electronix, Inc. (NON) (S)	200,700	2,968,353
Thermo Electron Corp. (NON) (S)	270,900	14,899,500
		118,175,275

Energy (Oil Field) (5.2%)
Basic Energy Services, Inc. (NON) (S)	242,700	5,169,510
Cameron International Corp. (NON) (S)	247,000	9,519,380
Diamond Offshore Drilling, Inc. (S)	95,000	9,790,700
ENSCO International, Inc. (S)	244,500	14,090,535
FMC Technologies, Inc. (NON) (S)	215,600	10,036,180
Grey Wolf, Inc. (NON) (S)	810,000	6,301,800
Halliburton Co.	461,300	14,941,507
National-Oilwell Varco, Inc. (NON)	303,100	15,224,713
Noble Corp. (S)	328,000	14,399,200
Rowan Cos., Inc.	151,200	4,619,160
Schlumberger, Ltd. (S)	413,611	32,298,883
Superior Energy Services (NON) (S)	132,300	4,119,822
		140,511,390

Energy (Other) (0.6%)
JA Solar Holdings Co., Ltd. ADR (China) (NON) (S)	287,400	3,040,692
Solarfun Power Holdings Co., Ltd. ADR (China) (NON) (S)	245,600	2,586,168
Suntech Power Holdings Co., Ltd. ADR (China) (NON) (S)	79,500	2,851,665
Vestas Wind Systems A/S (Denmark) (NON)	82,000	7,141,660
		15,620,185

Engineering & Construction (0.9%)
EMCOR Group, Inc. (NON)	219,900	5,787,768
Fluor Corp.	323,938	18,043,347
		23,831,115

Environmental (0.3%)
Foster Wheeler, Ltd. (NON)	212,000	7,655,320

Financial (0.4%)
Assurant, Inc.	170,000	9,350,000
Credit Acceptance Corp. (NON) (S)	132,600	2,254,200
		11,604,200

Food (0.2%)
Del Monte Foods Co.	523,800	4,085,640

Health Care Services (2.8%)
Amedisys, Inc. (NON) (S)	104,200	5,071,414
AMERIGROUP Corp. (NON)	774,526	19,549,036
Centene Corp. (NON) (S)	292,200	5,993,022
Charles River Laboratories International, Inc. (NON)

(S)	99,000	5,497,470
Express Scripts, Inc. (NON) (S)	219,100	16,173,962
Healthsouth Corp. (NON)	364,900	6,725,107
Hooper Holmes, Inc. (NON)	3,224,524	4,191,881
Omnicare, Inc. (S)	148,900	4,283,853
Sun Healthcare Group, Inc. (NON)	291,200	4,268,992
WellCare Health Plans, Inc. (NON) (S)	102,000	3,672,000
		75,426,737

Homebuilding (0.2%)
NVR, Inc. (NON) (S)	8,000	4,576,000

Insurance (0.1%)
Transatlantic Holdings, Inc.	53,400	2,902,290

Investment Banking/Brokerage (1.4%)
BlackRock, Inc.	48,300	9,394,350
Goldman Sachs Group, Inc. (The)	99,700	12,761,600
MF Global, Ltd. (Bermuda) (NON)	424,900	1,844,066
Stifel Financial Corp. (NON) (S)	79,700	3,977,030
TD Ameritrade Holding Corp. (NON) (S)	545,300	8,833,860
		36,810,906

Machinery (1.7%)
AGCO Corp. (NON) (S)	305,536	13,018,889
Chart Industries, Inc. (NON)	129,100	3,687,096
Joy Global, Inc.	275,900	12,454,126
Manitowoc Co., Inc. (The) (S)	205,300	3,192,415
Parker-Hannifin Corp.	185,300	9,820,900
Terex Corp. (NON)	96,700	2,951,284
		45,124,710

Manufacturing (1.1%)
Actuant Corp. Class A (S)	101,700	2,566,908
Dover Corp. (S)	218,600	8,864,230
EnPro Industries, Inc. (NON) (S)	112,100	4,165,636
Illinois Tool Works, Inc. (S)	317,000	14,090,650
		29,687,424

Medical Technology (6.1%)
Baxter International, Inc.	570,458	37,439,159
Becton, Dickinson and Co. (S)	305,562	24,524,406
China Medical Technologies, Inc. ADR (China) (S)	131,600	4,287,528
DENTSPLY International, Inc.	329,500	12,369,430
Invacare Corp.	189,104	4,564,971
Kinetic Concepts, Inc. (NON) (S)	128,200	3,665,238
Medtronic, Inc.	233,701	11,708,420
Patterson Cos., Inc. (NON) (S)	204,900	6,231,009
St. Jude Medical, Inc. (NON)	381,900	16,608,831
Varian Medical Systems, Inc. (NON) (S)	232,400	13,277,012
Waters Corp. (NON)	433,600	25,226,848
Zoll Medical Corp. (NON) (S)	146,300	4,786,936
		164,689,788

Metals (2.1%)
AK Steel Holding Corp. (S)	73,900	1,915,488
Barrick Gold Corp. (Canada) (S)	168,500	6,190,690
Cleveland-Cliffs, Inc.	65,900	3,488,746
Coeur d'Alene Mines Corp. (NON) (S)	859,500	1,315,035
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	308,400	17,532,540
Newmont Mining Corp. (S)	228,043	8,838,947
Nucor Corp.	207,200	8,184,400
United States Steel Corp. (S)	127,500	9,895,275
		57,361,121

Natural Gas Utilities (0.1%)
Questar Corp. (S)	54,700	2,238,324

Oil & Gas (5.4%)
Comstock Resources, Inc. (NON)	104,200	5,215,210
Devon Energy Corp.	83,000	7,569,600
Exxon Mobil Corp.	313,266	24,328,238
Holly Corp. (S)	124,800	3,609,216
Noble Energy, Inc.	181,300	10,078,467
Occidental Petroleum Corp.	627,800	44,228,510
Penn West Energy Trust (Canada)	183,800	4,429,580
Petroleo Brasileiro SA ADR (Brazil)	368,572	16,198,739
Pioneer Drilling Co. (NON)	266,500	3,544,450
Rex Energy Corp. (NON) (S)	104,900	1,653,224
Southwestern Energy Co. (NON) (S)	263,900	8,059,506
Ultra Petroleum Corp. (NON)	131,800	7,293,812
Unit Corp. (NON) (S)	94,000	4,683,080
Western Refining, Inc. (S)	161,340	1,631,147
Whiting Petroleum Corp. (NON)	49,200	3,505,992
		146,028,771

Pharmaceuticals (4.0%)

Abbott Laboratories	713,000	41,054,540
Cephalon, Inc. (NON) (S)	84,000	6,509,160
Johnson & Johnson	554,535	38,418,185
King Pharmaceuticals, Inc. (NON) (S)	573,200	5,491,256
Owens & Minor, Inc. (S)	238,100	11,547,850
PharMerica Corp. (NON)	163,800	3,683,862
		106,704,853

Publishing (0.2%)
Marvel Entertainment, Inc. (NON) (S)	140,800	4,806,912

Railroads (0.8%)
Burlington Northern Santa Fe Corp. (S)	219,700	20,306,871

Real Estate (0.5%)
Simon Property Group, Inc. (R)	138,200	13,405,400

Regional Bells (0.4%)
Verizon Communications, Inc.	367,338	11,787,876

Restaurants (3.0%)
Brinker International, Inc. (S)	271,811	4,862,699
CBRL Group, Inc.	153,200	4,029,160
CEC Entertainment, Inc. (NON)	161,200	5,351,840
Darden Restaurants, Inc.	171,300	4,904,319
Jack in the Box, Inc. (NON) (S)	200,400	4,228,440
McDonald's Corp.	674,200	41,598,140
Yum! Brands, Inc. (S)	436,819	14,244,668
		79,219,266

Retail (6.7%)
Advance Auto Parts, Inc.	146,200	5,798,292
Aeropostale, Inc. (NON) (S)	524,200	16,832,062
American Eagle Outfitters, Inc. (S)	326,600	4,980,650
AutoZone, Inc. (NON) (S)	139,844	17,248,359
Big Lots, Inc. (NON) (S)	145,200	4,040,916
BJ's Wholesale Club, Inc. (NON) (S)	276,923	10,761,228
Dress Barn, Inc. (NON) (S)	434,500	6,643,505
GameStop Corp. (NON) (S)	122,100	4,177,041
Kroger Co. (S)	540,100	14,841,948
Perry Ellis International, Inc. (NON)	100,647	1,500,647
Sonic Automotive, Inc.	367,700	3,110,742
Staples, Inc. (S)	494,500	11,126,250
Supervalu, Inc. (S)	163,000	3,537,100
TJX Cos., Inc. (The) (S)	885,271	27,018,471
Wal-Mart Stores, Inc. (S)	829,500	49,678,755
		181,295,966

Schools (0.6%)
Apollo Group, Inc. Class A (NON) (S)	254,100	15,068,130

Semiconductor (0.6%)
Atmel Corp. (NON)	1,231,200	4,173,768
Linear Technology Corp. (S)	385,800	11,828,628
		16,002,396

Shipping (0.7%)
Frontline, Ltd. (Bermuda) (S)	73,600	3,537,952
Kirby Corp. (NON)	420,100	15,938,594
		19,476,546

Software (5.6%)
Activision Blizzard, Inc. (NON)	767,400	11,840,982
Adobe Systems, Inc. (NON) (S)	811,981	32,048,890
Informatica Corp. (NON) (S)	308,100	4,002,219
Microsoft Corp. (SEG)	2,424,673	64,714,520
Oracle Corp. (NON)	1,560,600	31,695,786
S1 Corp. (NON)	312,956	1,915,291
Sybase, Inc. (NON)	147,100	4,504,202
		150,721,890

Staffing (0.2%)
Korn/Ferry International (NON) (S)	278,900	4,969,998

Technology (0.6%)
Affiliated Computer Services, Inc. Class A (NON)	325,200	16,464,876

Technology Services (4.4%)
Accenture, Ltd. Class A (Bermuda) (S)	787,795	29,936,210
Acxiom Corp.	552,400	6,927,096
eBay, Inc. (NON) (S)	618,600	13,844,268
Google, Inc. Class A (NON)	65,300	26,153,956
Ingram Micro, Inc. Class A (NON)	346,500	5,568,255
NetEase.com ADR (China) (NON)	294,700	6,719,160
Shanda Interactive Entertainment, Ltd. ADR (China)
(NON)	175,600	4,486,580
Sohu.com, Inc. (China) (NON)	71,500	3,986,125

Western Union Co. (The)	875,500	21,598,585
		119,220,235

Telecommunications (1.0%)
GeoEye, Inc. (NON) (S)	119,200	2,637,896
NeuStar, Inc. Class A (NON) (S)	551,560	10,970,528
NII Holdings, Inc. (NON)	133,200	5,050,944
Novatel Wireless, Inc. (NON) (S)	389,400	2,359,764
Premiere Global Services, Inc. (NON)	497,200	6,990,632
		28,009,764

Textiles (1.0%)
NIKE, Inc. Class B	413,100	27,636,390

Tobacco (2.7%)
Lorillard, Inc.	205,300	14,607,095
Philip Morris International, Inc.	1,188,200	57,152,420
		71,759,515

Toys (0.6%)
Hasbro, Inc. (S)	492,300	17,092,656

Trucks & Parts (0.1%)
Fuel Systems Solutions, Inc. (NON) (S)	98,900	3,407,105

Total common stocks (cost $3,074,264,531)		$2,685,508,684

SHORT-TERM INVESTMENTS (20.6%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.50% to 3.01% and
due dates ranging from October 1, 2008 to
November 10, 2008 (d)	$530,690,593	$530,123,609
Federated Prime Obligations Fund	24,244,773	24,244,773

Total short-term investments (cost $554,368,382)		$554,368,382

TOTAL INVESTMENTS

Total investments (cost $3,628,632,913) (b)		$3,239,877,066

FUTURES CONTRACTS OUTSTANDING at 9/30/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

NASDAQ 100 Index E-Mini (Long)	16	$510,160	Dec-08	$(36,347)
Russell 2000 Index Mini (Long)	41	2,786,360	Dec-08	(210,245)
S&P 500 Index (Long)	1	291,850	Dec-08	(22,029)
S&P Mid Cap 400 Index E-Mini (Long)	22	1,606,660	Dec-08	(115,149)

Total				$(383,770)

NOTES

(a) Percentages indicated are based on net assets of $2,691,545,409.

(b) The aggregate identified cost on a tax basis is $3,628,632,928, resulting in gross unrealized appreciation and depreciation of $104,557,327 and $493,313,189, respectively, or net unrealized depreciation of $388,755,862.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2008, the value of securities loaned amounted to $516,454,365. The fund received cash collateral of $530,123,609, which is pooled with collateral of other Putnam funds into 52 issues of short-term investments.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2008.

At September 30, 2008, liquid assets totaling $5,195,030 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $62,508 for the period ended September 30, 2008. During the period ended September 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $99,178,099 and $118,048,184, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1	$2,702,611,797	$(383,770)

Level 2	537,265,269	-

Level 3	-	-

Total	$3,239,877,066	$(383,770)

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Opportunities Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: November 26, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 26, 2008